LEASES - Potential Addition/(Reduction) in Future Cash Flows From Extension Options and/or Termination Options (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential extension options	$ 14	$ 2
Potential termination options	(1)	(2)
Potential residual value guarantees	23	24
1 year or less
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential extension options	4	1
Potential termination options	0	0
Potential residual value guarantees	8	9
2-3 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential extension options	10	1
Potential termination options	0	(1)
Potential residual value guarantees	9	9
4-5 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential extension options	0	0
Potential termination options	0	0
Potential residual value guarantees	6	6
Greater than 5 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential extension options	0	0
Potential termination options	(1)	(1)
Potential residual value guarantees	$ 0	$ 0